Revenue from contract with customers	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers
7. Revenue from contract with customers
7.1    Revenue disaggregation
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2024, 2023 and 2022.

	2024	2023	2022
Passenger revenue
Passenger revenue	$3,220,718	$3,263,764	$2,793,420
Miles redeemed	72,643	52,597	31,299
	3,293,361	3,316,361	2,824,719

Cargo and mail revenue	100,507	97,105	101,765
Total passenger and cargo and mail revenue	3,393,868	3,413,466	2,926,484

Other operating revenue
Frequent flyer program - marketing services	47,844	37,930	28,396
Other operating revenue	4,486	5,608	10,153
	52,330	43,538	38,549
	$3,446,198	$3,457,004	$2,965,033

7.2    Contract balances
The significant contract liabilities are comprised of ticket sales for transportation that has not yet been provided, recorded as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, recorded as “Frequent flyer deferred revenue”.
The table below presents the changes in air traffic liability:

	2024	2023
Balance at beginning of year	$611,856	$651,805
Sales	3,843,468	3,722,763
Revenue recognition	(3,083,778)	(3,076,635)
Tax recognition	(587,551)	(547,206)
Reimbursements	(119,844)	(84,033)
Interline tickets	(35,485)	(52,675)
Other	(6,771)	(2,163)
Balance at end of year	$621,895	$611,856
The contract duration of passenger tickets is one year. Accordingly, any revenue associated with tickets sold for future travel dates will be recognized within twelve months. The table below presents the activity of the current and non-current frequent flyer liability:

	2024	2023
Balance at beginning of year	$124,816	$111,526
Deferred of revenue	79,892	65,887
Recognition of revenue	(72,643)	(52,597)
Balance at end of year	$132,065	$124,816

Current	59,449	55,062
Non-current	72,616	69,754
	$132,065	$124,816

Contract assets are reflected as accounts receivable. See note 10.
7.3    Segment reporting
The Company’s business activities are conducted as one operating segment – Air transportation (that includes cargo and mail revenue), the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2024	2023	2022
North America	$1,375,018	$1,328,504	$957,730
South America	1,219,893	1,233,362	1,094,450
Central America	747,871	796,679	819,534
Caribbean	51,086	54,921	54,770
	$3,393,868	$3,413,466	$2,926,484

The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.